Note 10 - Long-term Debt - Annual Repayments Under Credit Facilities and Term Loans (Details) $ in Thousands	Jun. 30, 2020 USD ($)
2020	$ 77,630
2021	151,044
2022	123,760
2023	132,341
2024	143,707
2025 and thereafter	723,547
Total	$ 1,352,029